CAPITALIZED SOFTWARE DEVELOPMENT COSTS AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
Capitalized Software Development and Other Intangible Assets Disclosure [Abstract]
Capitalized Software Development and Other Intangible Assets Disclosure [Text Block]
Note 9:-	CAPITALIZED SOFTWARE DEVELOPMENT COSTS and OTHER Intangible Assets, Net

a.	Capitalized software development costs

The changes in capitalized software development costs during the years ended December 31, 2011 and 2012 were as follows:

	Year ended December 31,
	2011	2012

Balance at the beginning of the year	$24,412	$12,387

Realization as a result of loss of control	(13,788)	-
Addition as a result of gain of control in an affiliated company of newly-consolidated subsidiaries	-	20,326
Capitalization	8,300	8,433
Amortization	(6,300)	(8,100)
Functional currency translation adjustments	(237)	403

Balance at the year end	$12,387	$33,449

Amortization of capitalized software development costs for 2010, 2011 and 2012, was $ 9,100, $ 6,300 and $ 8,100, respectively. Amortization expense is included in cost of revenues. As for impairment of capitalized software development costs, see Note 2(m).

b.	Other intangible assets, net

(i)	Other intangible assets, net, are comprised of the following as of the below dates:

	December 31,
	2011	2012
Original amounts:
Customer relationship	23,281	50,795
Acquired technology	2,138	7,980
Other intangibles	4,320	5,338

	29,739	64,113
Accumulated amortization:
Customer relationship	7,633	17,609
Acquired technology	-	1,575
Other intangibles	1,396	3,515

	9,029	22,699

Total	20,710	41,414

(ii)	Amortized expenses totaled $ 2,300, $ 3,803 and $ 12,050 for the years ended December 31, 2010, 2011 and 2012, respectively.

(iii)	Estimated other intangible assets amortization for the years ended:

December 31,

2013	8,749
2014	7,016
2015	5,752
2016	4,802
2017	4,009
2018 and thereafter	11,086

Total	41,414